Revenue from contracts with customers - Additional information (Details) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2022 COP ($)	Sep. 30, 2021 COP ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 COP ($)	Dec. 31, 2021 USD ($)	Nov. 26, 2021 USD ($)
Revenue from contracts with customers
Recognition of price differential	$ 26,584,199	$ 6,916,763
Hedges with derivative instruments			$ 8,791		$ 8,208	$ 326
Fuel oil [Member]
Revenue from contracts with customers
Hedges with derivative instruments		79,231		$ 391,659
Cash flow hedging
Revenue from contracts with customers
Hedges with derivative instruments		$ 151,791		$ 576,875
Natural gas | National sales
Revenue from contracts with customers
Extensive tests	34,197
Crude oil | Foreign sales
Revenue from contracts with customers
Extensive tests	$ 104,493